Cost of other revenues (Tables)	12 Months Ended
Dec. 31, 2023
Cost of other revenues
Schedule of cost of other revenues

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Delivery cost	—	—	131,685,885	18,547,569
Other costs*	220,193,581	56,202,270	711,777	100,252
	220,193,581	56,202,270	132,397,662	18,647,821

* Other costs include commission expenses, salaries and cost of educational services.